UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number     811-3906
                                           --------

     PC&J  Performance  Fund
     -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300     Dayton,  OH  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     &J  Service Corp., 120 West Third Street, Suite 300, Dayton, OH  45402-1819
     ---------------------------------------------------------------------------
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     12-31
                                 -----

Date  of  reporting  period:     12-31-2004
                                 ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.



PC&J  PERFORMANCE  FUND
-----------------------

 ANNUAL  REVIEW

Unaudited

INTRODUCTION

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940. The enclosed 2004 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

For 2004, stocks posted their first back-to-back years of positive returns since 1999. Last year also marked the fifth straight year of out performance by small-cap stocks. Value stocks beat their growth brethren in all three size categories: small, mid and large-cap stocks.

As 2004 began, we felt that the stock market was undervalued relative to interest rates. We also felt that stocks, as measured by the S&P 500, had a good chance of turning in the 14% return that stocks typically show during an election year when the incumbent wins re-election. Early on in the year, it looked like the market might realize its potential, but prices peaked in the first quarter. Then news of slower economic growth and the uncertainty stemming from a dead heat in the presidential polls combined to push prices lower until the election.

After November 2, the market went on a mini-tear. The Dow, which had dipped below 9,800 near the end of October, finished above 10,800 by year-end. That's a rate approximating one thousand points in about one thousand hours. The S&P 500 ended the year up 10.88% after going into the election in negative territory.



                          AVERAGE ANNUAL TOTAL RETURNS


                               1 Year    5 Years   10 Years

Performance Fund . . . . . .     7.30%     -6.21%   8.36%

S&P 500 Index                   10.88%     -2.33%  12.05%

The Performance Fund ended the year with a 7.30% return. While our return in 2004 was positive on an absolute basis, we had a few stocks in the portfolio such as EMC Corp., Nextel Communications, Comcast, Time Warner, and Medtronic that were stagnant throughout the year. These stocks, all of which continue to look attractive, are part of the large-cap growth segment of the market, which had returns below the S&P for 2004.

As we look back on 2004, portfolio moves that went well for us included our investments in the Telecommunications, Industrial, Energy, and Materials sectors. Our under-weighting of the Consumer Staples group also aided our performance. By contrast, our market weighting in the lagging Consumer Discretionary and Healthcare sectors hurt our performance, particularly our Healthcare investments in the drug industry. While our Consumer Discretionary stocks continue to look attractive, the Healthcare sector, and the drug stocks in particular, have a less rosy future ahead of them. Consequently, we moved to an under-weight position and expect to maintain it until the Healthcare sector's stock prices more accurately reflect the appropriate risk/reward levels that would warrant increased investment.

It seems the Wall Street pundits expect the stock market to increase somewhere in the 5-7% range for 2005, although there can be no assurance that such gains can be achieved. With the Federal Reserve's program of continual interest rate increases putting pressure on overall GDP growth in 2005, we will continue to take a conservative approach to our stock selections and expand our holdings outside of the large cap growth segment as appropriate.



GROWTH OF $10,000 INVESTMENT

                              PERFORMANCE  S&P 500
                                GROWTH     GROWTH
1994 . . . . . . . . . . . .       10,000   10,000
1995 . . . . . . . . . . . .       12,274   13,750
1996 . . . . . . . . . . . .       14,704   16,910
1997 . . . . . . . . . . . .       19,936   22,558
1998 . . . . . . . . . . . .       26,270   29,009
1999 . . . . . . . . . . . .       30,743   35,101
2000 . . . . . . . . . . . .       26,808   31,907
2001 . . . . . . . . . . . .       22,052   28,110
2002 . . . . . . . . . . . .       16,908   21,892
2003 . . . . . . . . . . . .       20,796   28,140
2004 . . . . . . . . . . . .       22,315   31,202





TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
DECEMBER  31,  2004



                                         PERCENT
                                          OF NET         MARKET
SECURITY                                  ASSETS    NUMBER OF SHARES   VALUE
--------------------------------------  ----------  -----------------  -----

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:. . . . . . . .       10.9%
 Comcast Corp. Cl. A . . . . . . . . .            32,000   $       1,064,960
 Dow Jones & Co. . . . . . . . . . . .             8,000             344,480
 McDonalds Corp. . . . . . . . . . . .            14,000             448,840
 Nordstrom Inc.. . . . . . . . . . . .             4,000             186,920
 Omnicom Group Inc.. . . . . . . . . .             5,000             421,600
 SPDR Consumer Discretionary (2) . . .            22,000             776,380
 Time Warner Inc.. . . . . . . . . . .            50,200             976,390

                                                                  4,219,570


Consumer staple: . . . . . . . . . . .        8.7
 iShares Tr. DJ Consumer Non-Cycl. (2)            35,000           1,866,200
 Pepsico Inc.. . . . . . . . . . . . .             8,000             417,600
 SPDR Consumer Staples Select Sector (2)          22,000             507,760
 Wal Mart Stores Inc.. . . . . . . . .            11,000             581,020

                                                                  3,372,580


Energy:. . . . . . . . . . . . . . . .        8.2
 Anadarko Petroleum Corp.. . . . . . .             6,000             388,860
 Exxon Mobil Corp. . . . . . . . . . .            20,346           1,042,936
 Kerr McGee Corp.. . . . . . . . . . .             7,000             404,530
 Oil Service Holders Trust (2) . . . .             9,000             765,630
 SPDR Energy Select Sector (2) . . . .            16,000             581,120

                                                                  3,183,076


Financial services:. . . . . . . . . .       17.1
 American Express Co.. . . . . . . . .             9,600             541,152
 American International Group Inc. . .             9,534             626,098
 Citigroup Inc.. . . . . . . . . . . .            22,000           1,059,960
 E Trade Group Inc.. . . . . . . . . .            12,300             183,885
 First Horizon National Corp.. . . . .            11,000             474,210
 iShares Tr. DJ US Financial Sector (2)           11,000           1,074,480
 J P Morgan Chase & Co. Inc. . . . . .            16,000             624,160
 PMI Group Inc.. . . . . . . . . . . .            25,000           1,043,750
 Suntrust Banks Inc. . . . . . . . . .             2,849             210,484
 Wells Fargo & Co. . . . . . . . . . .            13,000             807,950

                                                                  6,646,129



See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
DECEMBER  31,  2004




                                           PERCENT
                                            OF NET         MARKET
SECURITY                                    ASSETS    NUMBER OF SHARES   VALUE
----------------------------------------  ----------  -----------------  -----

Healthcare:. . . . . . . . . . . . . . .       11.2%
 iShares Tr. DJ US Health Care (2) . . .          27,400   $       1,616,326
 iShares Tr. Nasdaq Bio. Index (1) (2) .           8,000             603,200
 Johnson & Johnson . . . . . . . . . . .           5,000             317,100
 Medtronic Inc.. . . . . . . . . . . . .           8,000             397,360
 Psychiatric Solutions Inc.. . . . . . .           6,000             219,360
 SPDR Health Care Select Sector (2). . .          12,000             362,280
 UnitedHealth Group Inc. . . . . . . . .           7,500             660,225
 Zimmer Holdings Inc.. . . . . . . . . .           2,000             160,240

                                                                  4,336,091


Industrials: . . . . . . . . . . . . . .       11.6
 Cendant Corp. . . . . . . . .      . . . . .      8,000             187,040
 DHB Industries Inc. . . . . . . . . . .          14,000             266,560
 General Electric Co.. . . . . . . . . .          39,000           1,423,500
 Honeywell International . . . . . . . .          13,000             460,330
 Ingersoll-Rand Co. Cl. A. . . . . . .      .     11,000             883,300
 iShares Tr. DJ Transportation Average (2)         6,000             410,820
 Stratasys Inc.. . . . . . . . . . . . .           5,000             167,800
 United Technologies Corp. . . . . . . .           7,000             723,450

                                                                  4,522,800


Materials: . . . . . . . . . . . . . . .        3.1
 Dow Chemical Co.. . . . . . . . . . .      .      9,000             445,590
 SPDR Materials Select Sector (2). . . .          26,000             772,980

                                                                  1,218,570


Technology:. . . . . . . . . . . . . . .       14.1
 Cisco Systems Inc.. . . . . . . . . . .          20,000             386,400
 Digital River Inc.. . . . . . . . . . .           8,000             332,880
 EMC Corp. . . . . . . . . . . . . . . .          30,000             446,100
 Intel Corp. . . . . . . . . . . . . . .          22,000             514,580
 iShares Tr. Goldman Sachs Tech. (2) . .          12,000             560,520
 iShares Tr. Goldman Sachs Network (1) (2)  .     12,000             363,480
 Microsoft Corp. . . . . . . . . . . . .          44,000           1,175,680
 Nasdaq 100 Tr. Series 1 (2) . . . . . .          11,000             439,065
 SPDR Technology Select Sector (2) . . .          30,000             633,300
 Software Holders Tr. (2). . . . . . . .          15,300             615,672

                                                                  5,467,677


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
DECEMBER  31,  2004




                                           PERCENT
                                            OF NET         MARKET
SECURITY                                    ASSETS    PRINCIPAL AMOUNT    VALUE
----------------------------------------  ----------  -----------------  -------

Telecommunications:. . . . . . . . . . .        3.5%
 Nextel Communications Cl. A . . . . . .             15,000   $         450,150
 iShares Tr. DJ US Telecomm. (2) . . . .             37,000             899,100

                                                                     1,349,250


Utilities: . . . . . . . . . . . . . . .        2.7
 SPDR Utilites Select Sector (2) . . .    .          38,000           1,058,300

Diversified Indexed Trusts:. . . . . . .        8.0
 iShares Mrngstar Large Value Index (1) (2)          15,500           1,020,830
 iShares S&P Small Cap Growth (2). . . .              6,000             642,600
 iShares S&P Small Cap Value (2) . . . .             12,000           1,461,600

                                                                     3,125,030

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $30,299,773). . . . . . . . . . .          99.1               38,499,073


CONVERTIBLE BONDS                               0.5
 Nortel Equity Linked Note .    . . . . . .         397,000             181,826
 (Cost $235,822)

SHORT-TERM OBLIGATIONS . . . . . . . . .        0.3
 First American Treasury Obligations . .             19,540              19,540
 Federated Prime Obligations . . . . . .            100,000             100,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $119,540) . . . . . . . . . . .                            .    119,540


TOTAL INVESTMENTS
 (Cost $30,655,135) 3. . . . . . . . .    .       99.9               38,800,439


OTHER ASSETS AND LIABILITIES . . . . .    .        0.1                   41,274


NET ASSETS . . . . . . . . . . . . . .    .      100.0%  $           38,841,713


(1)  Non-income  producing  security.
(2) Exchange Traded Funds, or baskets of stocks giving exposure to certain Market segments.
(3) Represents cost for federal income tax and book purposes and differs From market value by net unrealized appreciation. (See Note D)
See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  2004





ASSETS:
Investments in securities, at market value
 (Cost basis - $30,655,135) (Notes A & D) . . . . . . . . . . .  $38,800,439

Receivables:
 Dividends and interest . . . . . . . . . . . . . . . . . . . .       70,661
 Fund shares sold . . . . . . . . . . . . . . . . . . . . . . .       38,223
 Securities sold. . . . . . . . . . . . . . . . . . . . . . . .      131,397

             Total receivables. . . . . . . . . . . . . . . . .      240,281


Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   39,040,720


LIABILITIES:

Payables:
             Accrued expenses (Note B). . . . . . . . . . . . .      (52,727)
             Fund shares redeemed . . . . . . . . . . . . . . .      (25,000)
 Securities purchased . . . . . . . . . . . . . . . . . . . . .     (121,280)

             Total payables . . . . . . . . . . . . . . . . . .     (199,007)


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $38,841,713



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,541,713
 Net increase (Note C). . . . . . . . . . . . . . . . . . . . .       18,884

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,560,597




NET ASSET VALUE, offering price and redemption price per share.  $     24.89



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $30,675,385
 Net unrealized appreciation on investments . . . . . . . . . .    8,145,304
 Undistributed net investment income. . . . . . . . . . . . . .        1,027
 Accumulated net realized gain on investments . . . . . . . . .       19,997

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $38,841,713


See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004




INVESTMENT INCOME (Note A):
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . .  $  643,059
 Interest. . . . . . . . . . . . . . . . . . . . . . . . . .      32,920

Total investment income. . . . . . . . . . . . . . . . . . .     675,979


EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . .     375,120
 Management fee. . . . . . . . . . . . . . . . . . . . . . .     196,517

Total expenses . . . . . . . . . . . . . . . . . . . . . . .     571,637


NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .     104,342


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments. . . . . . . . . . . . . .   2,131,997
 Change in unrealized appreciation of investments. . . . . .     457,249

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS. . .   2,589,246


NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $2,693,588

See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        For  The  Years  Ended  December  31,
                                                   2004             2003





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income . . . . . . . .  . . .   .  $   104,342   $    43,953
 Net realized gain on investments. . . . . . .  .    2,131,997       402,938
 Change in unrealized appreciation of investments      457,249     6,950,838

Net increase in net assets from operations . . .     2,693,588     7,397,729


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . . . .      (103,750)      (43,518)
 From net realized gain on investments . . . . .    (1,978,869)

Net decrease in assets from distributions
to shareholders.                                    (2,082,619)      (43,518)



INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C) . . . . . . . .   437,870    (3,947,839)

Total increase in net assets . . . . . . . . .  .    1,048,839     3,406,372

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . .  .   37,792,874    34,386,502


 End of year . . . . . . . . . . . . . . . . .  .  $38,841,713   $37,792,874




UNDISTRIBUTED NET INVESTMENT INCOME. . . . . .  .  $     1,027   $       435



See  notes  to  financial  statements.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson,  Inc.  (the  "Adviser"),  wherein  the  Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $375,120 for the year ended December 31, 2004.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $6,000 for the year ended December 31, 2004.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004


B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT (Continued) Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $196,517 for the year ended December 31, 2004.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.     CAPITAL  SHARE  TRANSACTIONS



                                 For the Year Ended         For the Year Ended
                                  December 31, 2004          December 31, 2003

                          Shares              Dollars       Shares     Dollars
                        ---------------  ------------  ---------  ------------
Subscriptions. . . .  . .       103,250   $ 2,559,650    159,243   $ 3,419,000
Reinvestment of distributions.   83,539     2,082,619      1,776        43,519

                                186,789     4,642,269    161,019     3,462,519
  Redemptions. . . . . . . . .(167,905)   (4,204,399)  (342,596)   (7,410,358)
  Net increase (decrease). . .   18,884   $   437,870  (181,577)  $(3,947,839)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2004 aggregated $19,882,898 and $20,043,253, respectively.
At December 31, 2004, gross unrealized appreciation on investments was $8,350,538 and gross unrealized depreciation on investments was $205,234 for a net unrealized appreciation of $8,145,304 for financial reporting and federal income tax purposes.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004


E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid


                For the Year Ended December 31, 2004     For the Year Ended December 31, 2003
                ------------------------------------     ------------------------------------



Ordinary Income.  Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       919,904 . $    1,162,715  $         2,082,619  $         43,518  $            0  $            43,518



                          Tax Basis of Distributable Earnings
                                As of December 31, 2004




Undistributed Ordinary Income.  Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  -----------------------
$                       9,274 . $                     11,750  $             8,145,304
------------------------------  ----------------------------  -----------------------

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 68.5%.

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL  HIGHLIGHTS





Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Year      2004      2003      2002       2001       2000
                                        --------  -------   -------    --------   -------
NET ASSET VALUE-BEGINNING OF YEAR. . . .  $ 24.51   $ 19.95   $  26.02   $  31.63   $  39.41

Income from investment operations:
   Net investment income (loss). . . . .     0.07      0.03      (0.07)     (0.11)     (0.16)
   Net realized and unrealized
      gain (loss) on securities. . . . .     1.72      4.56      (6.00)     (5.50)     (4.86)

TOTAL FROM INVESTMENT OPERATIONS . . . .     1.79      4.59      (6.07)     (5.61)     (5.02)

Less distributions:
   From net investment income. . . . . .     0.07     (0.03)     (0.00)     (0.00)     (0.00)
   From net realized gain
     on investments. . . . . . . . . . .     1.34     (0.00)     (0.00)     (0.00)     (2.76)

TOTAL DISTRIBUTIONS. . . . . . . . . . .     1.41     (0.03)     (0.00)     (0.00)     (2.76)

NET ASSET VALUE-END OF YEAR. . . . . . .  $ 24.89   $ 24.51   $  19.95   $  26.02   $  31.63


TOTAL RETURN . . . . . . . . . . . . . .     7.30%    23.00%   (23.33%)   (17.74%)   (12.80%)

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . . .     1.52%     1.50%      1.50%      1.50%      1.50%
   Net investment income (loss). . . . .     0.28%     0.13%    (0.17%)    (0.38%)    (0.44%)

Portfolio turnover rate. . . . . . . . .    54.69%   134.24%     79.86%     57.58%     35.40%

Net assets at end of year (000's). . . .  $38,842   $37,793   $ 34,387   $ 46,094   $ 56,084

See  notes  to  financial  statements.

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM
To the Shareholders and Board of Trustees of PC&J Performance Fund
We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE  &  TOUCHE  LLP

Cincinnati,  Ohio
February  9,  2005

PC&J  PERFORMANCE  FUND

ADDITIONAL  INFORMATION
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004  (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period for the six months ended December 31, 2004.
                                 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.




                                          Ending Account
                 Beginning Account Value      Value           Expenses Paid
                          July 1, 2004   December 31, 2004   During Period*

Actual
                          $       1,000  $         1,050.75  $        8.06**

Hypothetical (5% return
 before expenses). . . .  $       1,000  $         1,016.94  $        7.93**

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** In October 2004 the Fund trustees approved an increase in fees from 1.5% to 1.6% of net assets. If the new rate of 1.6% had been in effect during the entire six-month period, the "Expenses Paid During the Period" would have been $8.27 for Actual and $8.13 for Hypothetical.

PC&J  PERFORMANCE  FUND

ADDITIONAL  INFORMATION  (Concluded)
FOR  THE  YEAR  ENDED  DECEMBER  31,  2004  (Unaudited)


PORTFOLIO  CHARACTERISTICS



INDUSTRY SECTOR               % OF NET ASSETS
----------------------------  ----------------
Consumer Discretionary . . .             10.9%
Consumer Staple. . . . . . .              8.7
Energy . . . . . . . . . . .              8.2
Financial Services . . . . .             17.1
Healthcare . . . . . . . . .             11.2
Industrials. . . . . . . . .             11.6
Materials. . . . . . . . . .              3.1
Technology . . . . . . . . .             14.1
Telecommunications . . . . .              3.5
Utilities. . . . . . . . . .              2.7
Diversified Indexed Trusts .              8.0
Convertible Bonds. . . . . .              0.5
Short-Term Obligations . . .              0.3
Other Assets and Liabilities              0.1
Total. . . . . . . . . . . .            100.0%
                              ----------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND  TRUSTEES  DISCLOSURE


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987                     2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products)       None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                        Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                             None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------
FUND  TRUSTEES  DISCLOSURE  (Concluded)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                            NUMBER OF PORTFOLIOS
                         POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS       WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  --------------------  -------------  --------------------

Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President             President and
Dayton, Ohio  45402    and                   Trustee since
Year of Birth: 1940    Trustee                        1985                     2
---------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                            Treasurer and
Dayton, Ohio 45402         Treasurer and         Trustee since
Year of Birth: 1955        Trustee                        1985                     2
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President and Treasurer of Adviser since September
1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                         Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee                        1985                     2
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the12-month period ended June 30, 2004 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.
                                                  -----------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM  2.  CODE  OF  ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability  for  adherence  to  the  code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.


(a)     AUDIT  FEES
        -----------

     FY  2003          $  13,500
     FY  2004          $  14,125

(b)     AUDIT-RELATED  FEES
        -------------------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  None                    $  None
     FY  2004          $  None                    $  None
     Nature  of  the  fees:     N/A


(c)     TAX  FEES
        ---------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  1,500                         $  None
     FY  2004          $  1,500                         $  None
     Nature  of  the  fees:     Federal  and  Excise  Tax  Returns


(d)     ALL  OTHER  FEES
        ----------------

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  None                         $  None
     FY  2004          $  None                         $  None



(e)     (1)     AUDIT  COMMITTEE'S  PRE-APPROVAL  POLICIES
                ------------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
        --------------------------------------------------------------

                         Registrant               Parker  Carlson  &  Johnson
                         ----------               ---------------------------

Audit-Related  Fees:        None                    None
Tax  Fees:                  None                    None
All  Other  Fees:           None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker  Carlson  &  Johnson
                    ----------                    ---------------------------

     FY  2003          $  1500                         $  None
     FY  2004          $  1500                         $  None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM  9.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM  10.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM  11.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Performance  Fund
-----------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     February  24,  2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James  M.  Johnson,  President

Date     February  24,  2005

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     February  24,  2005